Other Intangible Assets - Components of Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Total	$ 933	$ 0
Impairment of Intangible Assets, Finite-lived	9,000
Neighborhood Holdings Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	9,000
Continuing And Discontinued Operations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Other intangible assets cost	3,721	32,900
Less: Accumulated amortization	(1,000)	(18,836)
Total	2,721	14,064
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Foreign currency translation loss	(200)
Impairment of Intangible Assets, Finite-lived	7,400
Customer Relationships [Member] | Continuing And Discontinued Operations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Other intangible assets cost	3,399	30,100
Less: Accumulated amortization	(1,000)	(18,167)
Total	2,399	11,933
Customer Relationships [Member] | Discontinued Operations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total	1,500
Tradename [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	1,600
Tradename [Member] | Continuing And Discontinued Operations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Other intangible assets cost	322	2,800
Less: Accumulated amortization	0	(669)
Total	$ 322	$ 2,131